UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Pennsylvania Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Pennsylvania Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*

Actual Fund return†
Class A	$1,000.00	$1,060.70	0.88%	$4.50
Class B	1,000.00	1,059.30	0.89%	4.54
Class C	1,000.00	1,056.70	1.64%	8.36
Institutional Class**	1,000.00	1,038.00	0.64%	1.07

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,020.38	0.89%	4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class**	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Institutional Class shares commenced on Dec. 31, 2013. The actual ending account value and the expenses paid during the period reflect a shorter period, 60 days. The hypothetical example assumes the entire half year period.

Security type / sector allocation
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.44%
Corporate Revenue Bonds	4.80%
Education Revenue Bonds	26.30%
Electric Revenue Bonds	1.26%
Healthcare Revenue Bonds	25.99%
Housing Revenue Bonds	1.79%
Lease Revenue Bonds	5.33%
Local General Obligation Bonds	7.08%
Pre-Refunded / Escrowed to Maturity Bonds	6.17%
Resource Recovery Revenue Bond	0.66%
Special Tax Revenue Bonds	3.15%
State General Obligation Bonds	6.26%
Transportation Revenue Bonds	7.68%
Water & Sewer Revenue Bonds	1.97%
Total Value of Securities	98.44%
Receivables and Other Assets Net of Liabilities	1.56%
Total Net Assets	100.00%

Schedule of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.44%

Corporate Revenue Bonds – 4.80%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	2,475,000	$2,623,822
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	2,023,053
Pennsylvania Economic Development Financing Authority
(Shipping Port) Series A 2.55% 11/1/41 •	2,500,000	2,504,350
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,661,430
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,201,377

		23,014,032

Education Revenue Bonds – 26.30%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	799,523
7.00% 11/1/40	1,000,000	1,071,460
(Carnegie Mellon University Project)
5.00% 3/1/28	3,000,000	3,397,980
Series A 5.00% 3/1/24	1,500,000	1,741,920
(Chatham University Project)
Series A 5.00% 9/1/30	1,500,000	1,529,670
Series A 5.00% 9/1/35	1,000,000	992,830
(Duquesne University) Series A 5.00% 3/1/33	425,000	454,393
(Robert Morris University Project)
Series A 5.50% 10/15/30	1,275,000	1,284,065
Series A 5.75% 10/15/40	2,200,000	2,209,460
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,795,273
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,081,817
Series A 5.00% 8/1/45	1,250,000	1,149,988
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	2,971,740
(Villanova University) 5.00% 8/1/21	1,745,000	2,036,380

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	$997,720
5.00% 7/1/35	1,000,000	971,820
5.00% 7/1/45	2,500,000	2,349,500
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,796,598
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	786,183
5.25% 2/1/34	1,000,000	1,056,490
5.25% 2/1/39	2,750,000	2,871,578
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,436,346
5.75% 4/1/40	2,000,000	2,046,500
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	4,000,000	4,202,680
Northeastern Pennsylvania Hospital & Education Authority
(Wilkes University Project) Series A 5.25% 3/1/42	1,000,000	1,000,860
Pennsylvania Higher Educational Facilities Authority College & University Revenue
5.00% 6/1/32	2,000,000	2,021,280
(Delaware Valley College) 5.00% 11/1/27	1,250,000	1,267,838
(Drexel University Project) 5.00% 5/1/20	250,000	291,440
(Edinboro University - Student Housing) 6.00% 7/1/42	1,400,000	1,405,362
(Edinboro University Foundation)
5.875% 7/1/38	3,500,000	3,501,680
6.00% 7/1/43	1,000,000	1,005,190
(Gwynedd Mercy College Project)
Series KK1 5.375% 5/1/42	1,300,000	1,313,637
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,852,769
Series A 5.00% 7/1/41	1,500,000	1,512,630
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,627,571
(Shippensburg University)
5.00% 10/1/44	1,500,000	1,402,095
6.25% 10/1/43	2,000,000	2,135,040
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39 (SGI)	4,000,000	3,946,000
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,444,749

Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Temple University)
First Series 5.00% 4/1/21	500,000	$586,450
First Series 5.00% 4/1/22	1,200,000	1,407,756
(Thomas Jefferson University Project) 5.00% 3/1/24	1,115,000	1,260,519
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,113,380
Series A 5.00% 9/1/29	1,000,000	1,113,200
Series A 5.00% 9/1/41	5,000,000	5,345,500
(University of Pennsylvania)
Series B 5.00% 9/1/26	1,450,000	1,635,847
Series B 5.00% 9/1/27	1,550,000	1,744,696
Series B 5.00% 9/1/30	1,000,000	1,089,450
Series B 5.00% 9/1/31	250,000	271,180
Series B 5.00% 9/1/32	1,000,000	1,080,540
(University of the Sciences) 5.00% 11/1/42	1,000,000	1,034,430
(Widener University)
5.00% 7/15/39	1,440,000	1,443,053
Series A 5.50% 7/15/38	50,000	51,851
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue University Properties
(East Stroudsburg University of Pennsylvania)
5.00% 7/1/42	1,750,000	1,608,530
Pennsylvania State University
Series B 5.25% 8/15/22	1,865,000	2,268,847
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory) 7.25% 6/15/43	2,500,000	2,518,525
(Green Woods Charter School)
Series A 5.50% 6/15/22	1,165,000	1,167,202
Series A 5.75% 6/15/42	2,500,000	2,258,475
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,543,410
Series A 5.625% 6/15/42	3,000,000	3,036,150
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,714,296
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,025,130
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	2,567,162
(Tacony Academy Charter School Project)
6.75% 6/15/33	1,020,000	1,014,971
7.00% 6/15/43	1,535,000	1,532,882

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,525,000	$1,525,168
Series A 5.625% 7/1/28 (ACA)	1,000,000	1,001,140
University of Pittsburgh Commonwealth System of Higher Education
(University Capital Project) Series B 5.25% 9/15/25	8,075,000	9,442,986

		126,162,781

Electric Revenue Bonds – 1.26%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance)
Series A 5.00% 8/1/15	2,640,000	2,789,028
Series A 5.00% 8/1/16	3,000,000	3,270,990

		6,060,018

Healthcare Revenue Bonds – 25.99%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,411,910
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	11,213,800
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39	8,000,000	9,143,760
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,053,680
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,509,025
6.375% 1/1/39	5,000,000	5,338,450
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/36	5,000,000	5,432,600
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,142,896
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,184,560
Indiana County Hospital Authority Revenue
(Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,677,228
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,028,260
(St. Anne’s Retirement Community)
5.00% 4/1/27	1,425,000	1,394,149
5.00% 4/1/33	1,830,000	1,702,138

Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	$895,970
5.25% 7/1/42	1,500,000	1,297,380
(Lehigh Valley Health Network) 4.00% 7/1/33	2,050,000	2,003,957
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32	1,150,000	1,182,982
Series A 5.00% 1/1/41	1,500,000	1,507,635
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,136,330
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,158,700
(Abington Memorial Hospital Obligation Group) 5.00% 6/1/31	4,000,000	4,198,320
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
5.00% 11/15/27	1,250,000	1,293,525
5.00% 11/15/28	1,600,000	1,645,456
5.00% 11/15/29	680,000	696,980
Series A-1 6.25% 11/15/29	700,000	778,554
Series B 5.00% 11/15/22	3,000,000	3,109,890
(Foulkeways at Gwynedd Project)
Series A 5.00% 12/1/24	1,000,000	1,023,060
Series A 5.00% 12/1/30	1,500,000	1,509,420
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38 (FHA)	1,000,000	1,078,660
(Whitemarsh Continuing Care)
6.125% 2/1/28	3,000,000	3,027,840
6.25% 2/1/35	1,000,000	1,008,060
Northampton County Industrial Development Authority
(Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,361,388
5.00% 7/1/32	1,275,000	1,183,761
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	5,492,750

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	$2,251,395
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,314,196
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health Care System)
5.00% 8/15/24	4,850,000	5,470,994
5.25% 8/15/26	3,910,000	4,394,918
5.75% 8/15/23	2,500,000	2,982,575
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Temple University Health System) Series A
5.50% 7/1/30	2,700,000	2,442,987
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project) 5.50% 7/1/29	3,500,000	3,669,365
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,835,000	5,372,072

		124,721,576

Housing Revenue Bonds – 1.79%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	1,060,000	1,061,622
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,342,990
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUB)	2,295,000	2,194,640

		8,599,252

Lease Revenue Bonds – 5.33%
Allegheny County Industrial Development Authority Lease Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,309,008
5.125% 9/1/31	1,015,000	949,279
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,471,800
Pennsylvania Economic Development Financing Authority
(Unemployment Compensation Revenue) Series B
5.00% 1/1/20	3,000,000	3,558,180

Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Pennsylvania Industrial Development Authority
(Economic Development) 5.50% 7/1/23	4,385,000	$4,899,010
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,395,520

		25,582,797

Local General Obligation Bonds – 7.08%
Allegheny County
Series C-65 5.00% 5/1/18	3,765,000	4,309,758
Series C-69 5.00% 12/1/28	1,000,000	1,092,920
Series C-70 5.00% 12/1/33	2,205,000	2,337,168
Bethel Park School District
5.10% 8/1/33	3,000,000	3,354,750
Central Bucks School District
Series B 5.00% 5/15/20	2,295,000	2,755,515
Chester County
5.00% 11/15/32	5,725,000	6,417,954
5.00% 11/15/33	2,625,000	2,927,558
Series C 5.00% 7/15/29	3,000,000	3,437,340
City of Philadelphia
Series A 5.25% 7/15/29	2,500,000	2,773,350
City of Pittsburgh
Series B 5.00% 9/1/26 (AGM)	3,000,000	3,364,980
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,171,510

		33,942,803

Pre-Refunded/Escrowed to Maturity Bonds – 6.17%§
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	3,500,000	3,735,760
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,261,607
(Widener University) 5.00% 7/15/39-15	1,560,000	1,663,631
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18	615,000	737,071
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	10,370,000	12,367,677
Pittsburgh Water & Sewer Authority Revenue
7.25% 9/1/14 (FGIC)	1,205,000	1,243,837

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Puerto Rico Highway & Transportation Authority Revenue Pre-Refunded
Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	$4,598,050

		29,607,633

Resource Recovery Revenue Bond – 0.66%
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,181,147

		3,181,147

Special Tax Revenue Bonds – 3.15%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	3,500,000	3,300,675
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29	90,000	95,524
Series A 5.75% 12/1/34	3,050,000	3,232,543
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,008,580
Pennsylvania Intergovernmental Cooperation Authority
(Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,344,340
Pittsburgh & Allegheny County Sports & Exhibition Authority
5.00% 2/1/35 (AGM)	3,000,000	3,114,150
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35 —	1,000,000	992,440

		15,088,252

State General Obligation Bonds – 6.26%
Pennsylvania
First Series 5.00% 4/1/26	1,500,000	1,747,875
First Series 5.00% 3/15/28	5,000,000	5,684,450
First Series 5.00% 11/15/29	6,000,000	6,739,320
Second Series 5.00% 4/15/18	4,335,000	5,076,372
Second Series 5.00% 1/1/22	10,000,000	10,807,500

		30,055,517

Transportation Revenue Bonds – 7.68%
Lehigh Northampton Airport Authority Revenue
Series A 6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,526,845
Series A 6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,700,405

Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	$3,695,090
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,136,000
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	3,006,246
Series A 5.00% 12/1/23	2,450,000	2,876,447
Series E 5.00% 12/1/29	5,000,000	5,439,900
Series E 5.00% 12/1/30	2,000,000	2,161,940
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,456,414
Port Authority of Allegheny County 5.75% 3/1/29	5,200,000	5,868,200

		36,867,487

Water & Sewer Revenue Bonds – 1.97%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,221,772
6.00% 12/1/37	1,000,000	1,058,850
Delaware County Regional Water Quality Control Authority 5.00% 5/1/32	2,000,000	2,183,540
Philadelphia Water & Waste Revenue 5.00% 11/1/28	4,500,000	4,981,545

		9,445,707

Total Municipal Bonds (cost $450,176,685)		472,329,002

Total Value of Securities – 98.44% (cost $450,176,685)		$472,329,002

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $2,567,162 which represented 0.54% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

(Unaudited)

Summary of abbreviations:

ACA  –  Insured by American Capital Access

AGM  –  Insured by Assured Guaranty Municipal Corporation

AMBAC  –  Insured by AMBAC Assurance Corporation

AMT  –  Subject to Alternative Minimum Tax

ASSURED GTY  –  Insured by Assured Guaranty Corporation

FGIC  –  Insured by Financial Guaranty Insurance Company

FHA  –  Federal Housing Administration

HUB  –  Housing and Urban Development Section 8

NATL-RE  –  Insured by National Public Finance Guarantee Corporation

RADIAN  –  Insured by Radian Asset Assurance

SGI  –  Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Tax-Free Pennsylvania Fund	February 28, 2014 (Unaudited)

Assets:
Investments, at value[1]	$472,329,002
Cash	2,026,162
Dividends and interest receivable	6,376,807
Receivables for fund shares sold	551,238
Receivables for securities sold	227,392

Total assets	481,510,601

Liabilities:
Payable for fund shares redeemed	1,062,107
Income distribution payable	292,623
Other accrued expenses	56,834
Distribution fees payable	105,619
Investment management fees payable	161,291
Other affiliates payable	20,793
Trustees’ fees and expenses payable	3,164

Total liabilities	1,702,431

Total Net Assets	$479,808,170

Net Assets Consist of:
Paid-in capital	$462,797,756
Distributions in excess of net investment income	(108,965)
Accumulated net realized loss on investments	(5,032,937)
Net unrealized appreciation of investments	22,152,316

Total Net Assets	$479,808,170

[1]Investments, at cost	$450,176,685

Class A:
Net assets	$448,775,646
Shares of beneficial interest outstanding, unlimited authorization, no par	56,839,401
Net asset value per share	$7.90
Sales charge	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$8.27

Class B:
Net assets	$452,807
Shares of beneficial interest outstanding, unlimited authorization, no par	57,377
Net asset value per share	$7.89

Class C:
Net assets	$30,467,527
Shares of beneficial interest outstanding, unlimited authorization, no par	3,857,109
Net asset value per share	$7.90

Institutional Class:
Net assets	$112,190
Shares of beneficial interest outstanding, unlimited authorization, no par	14,217
Net asset value per share	$7.89

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Tax-Free Pennsylvania Fund	Six months ended February 28, 2014 (Unaudited)

Investment Income:
Interest	$11,209,670

Expenses:
Management fees	1,309,528
Distribution expenses – Class A	551,008
Distribution expenses – Class B	2,547
Distribution expenses – Class C	155,357
Dividend disbursing and transfer agent fees and expenses	168,444
Accounting and administration expenses	88,553
Legal fees	38,427
Reports and statements to shareholders	30,902
Audit and tax	28,741
Registration fees	14,497
Trustees’ fees and expenses	12,834
Custodian fees	4,969
Other	16,184

2,421,991
Less expenses waived	(187,701)
Less waived distribution expenses – Class A	(17,388)
Less waived distribution expenses – Class B	(1,910)
Less expense paid indirectly	(86)

Total operating expenses	2,214,906

Net Investment Income	8,994,764

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(3,627,196)
Net change in unrealized appreciation (depreciation)	22,522,646

Net Realized and Unrealized Gain	18,895,450

Net Increase in Net Assets Resulting from Operations	$27,890,214

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/14 (Unaudited)	3/1/13 to 8/31/13*	Year ended 2/28/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,994,764	$9,721,420	$20,605,172
Net realized loss	(3,627,196)	(1,405,741)	1,982,504
Net change in unrealized appreciation (depreciation)	22,522,646	(51,793,222)	7,615,771

Net increase (decrease) in net assets resulting from operations	27,890,214	(43,477,543)	30,203,447

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,507,897)	(9,167,329)	(19,560,725)
Class B	(9,713)	(11,693)	(35,850)
Class C	(477,126)	(542,398)	(1,008,595)
Institutional Class	(27)	—	—

Net realized gain:
Class A	—	(676,463)	—
Class B	—	(948)	—
Class C	—	(51,845)	—

	(8,994,763)	(10,450,676)	(20,605,170)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,277,437	27,244,810	39,201,217
Class B	—	—	359
Class C	951,153	2,855,331	14,642,131
Institutional Class	112,041	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,982,250	7,801,846	14,803,777
Class B	9,932	11,715	35,168
Class C	443,348	507,363	813,891
Institutional Class	22	—	—

	23,776,183	38,421,065	69,496,543

	Six months ended 2/28/14 (Unaudited)	3/1/13 to 8/31/13*	Year ended 2/28/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(44,588,396)	$(56,044,231)	$(47,001,370)
Class B	(187,441)	(209,610)	(660,421)
Class C	(4,766,227)	(6,552,959)	(3,745,426)
Institutional Class	(10)	—	—

	(49,542,074)	(62,806,800)	(51,407,217)

Increase (Decrease) in net assets derived from capital share transactions	(25,765,891)	(24,385,735)	18,089,326

Net Increase (Decrease) in Net Assets	(6,870,440)	(78,313,954)	27,687,603

Net Assets:
Beginning of period	486,678,610	564,992,564	537,304,961

End of period	$479,808,170	$486,678,610	$564,992,564

Distributions in excess of net investment income	$108,965	$108,966	$65,569

*During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	3/1/13	Year ended
2/28/14[1]	to	2/28/13	2/29/12	2/28/11	2/28/10	2/28/09
(Unaudited)	8/31/13[2]
$7.590	$8.410	$8.260	$7.550	$7.920	$7.410	$7.610

0.199	0.148	0.315	0.329	0.349	0.346	0.329
0.257	(0.809)	0.150	0.710	(0.304)	0.609	(0.200)

0.456	(0.661)	0.465	1.039	0.045	0.955	0.129

(0.146)	(0.148)	(0.315)	(0.329)	(0.349)	(0.346)	(0.329)
—	(0.011)	—	—	(0.066)	(0.099)	—

(0.146)	(0.159)	(0.315)	(0.329)	(0.415)	(0.445)	(0.329)

$7.900	$7.590	$8.410	$8.260	$7.550	$7.920	$7.410

6.07%	(7.94% )	5.73%	14.06%	0.48%	13.15%	1.70%

$448,776	$453,451	$524,539	$508,505	$470,369	$503,534	$468,737
0.88%	0.88%	0.88%	0.88%	0.90%	0.93%	0.90%

0.96%	1.00%	0.98%	0.98%	0.98%	0.98%	0.96%
3.83%	3.64%	3.77%	4.19%	4.42%	4.46%	4.34%

3.75%	3.52%	3.67%	4.09%	4.34%	4.41%	4.28%
5%	5%	20%	21%	31%	43%	24%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[34]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	3/1/13	Year ended
2/28/14[1]	to	2/28/13	2/29/12	2/28/11	2/28/10	2/28/09
(Unaudited)	8/31/13[2]
$7.590	$8.400	$8.260	$7.550	$7.910	$7.410	$7.610

0.199	0.126	0.252	0.269	0.289	0.287	0.271
0.247	(0.799)	0.140	0.710	(0.294)	0.598	(0.200)

0.446	(0.673)	0.392	0.979	(0.005)	0.885	0.071

(0.146)	(0.126)	(0.252)	(0.269)	(0.289)	(0.286)	(0.271)
—	(0.011)	—	—	(0.066)	(0.099)	—

(0.146)	(0.137)	(0.252)	(0.269)	(0.355)	(0.385)	(0.271)

$7.890	$7.590	$8.400	$8.260	$7.550	$7.910	$7.410

5.93%	(8.07% )	4.81%	13.20%	(0.16% )	12.15%	0.92%

$453	$611	$882	$1,489	$2,549	$4,259	$5,543
0.89%	1.42%	1.64%	1.64%	1.66%	1.69%	1.67%

1.72%	1.71%	1.69%	1.69%	1.69%	1.70%	1.69%
3.82%	3.09%	3.01%	3.43%	3.66%	3.70%	3.57%

2.99%	2.80%	2.96%	3.38%	3.63%	3.69%	3.55%
5%	5%	20%	21%	31%	43%	24%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	3/1/13	Year ended
2/28/14[1]	to	2/28/13	2/29/12	2/28/11	2/28/10	2/28/09
(Unaudited)	8/31/13[2]
$7.590	$8.410	$8.260	$7.560	$7.920	$7.420	$7.610

0.160	0.117	0.252	0.269	0.289	0.287	0.271
0.267	(0.809)	0.150	0.700	(0.294)	0.598	(0.190)

0.427	(0.692)	0.402	0.969	(0.005)	0.885	0.081

(0.117)	(0.117)	(0.252)	(0.269)	(0.289)	(0.286)	(0.271)
—	(0.011)	—	—	(0.066)	(0.099)	—

(0.117)	(0.128)	(0.252)	(0.269)	(0.355)	(0.385)	(0.271)

$7.900	$7.590	$8.410	$8.260	$7.560	$7.920	$7.420

5.67%	(8.29% )	4.93%	13.05%	(0.15% )	12.14%	1.06%

$30,467	$32,617	$39,572	$27,311	$21,571	$15,867	$11,632
1.64%	1.64%	1.64%	1.64%	1.66%	1.69%	1.67%

1.72%	1.71%	1.69%	1.69%	1.69%	1.70%	1.69%
3.07%	2.87%	3.01%	3.43%	3.66%	3.70%	3.57%

2.99%	2.80%	2.96%	3.38%	3.63%	3.69%	3.55%
5%	5%	20%	21%	31%	43%	24%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$7.670

Income from investment operations:
Net investment income	0.089
Net realized and unrealized gain	0.200

Total from investment operations	0.289

Less dividends and distributions from:
Net investment income	(0.069)

Total dividends and distributions	(0.069)

Net asset value, end of period	$7.890

Total return[2]	3.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112
Ratio of expenses to average net assets	0.64%
Ratio of expenses to average net assets prior to fees waived	0.72%
Ratio of net investment income to average net assets	4.07%
Ratio of net investment income to average net assets prior to fees waived	3.99%
Portfolio turnover	5%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund	February 28, 2014 (Unaudited)

Delaware Group® State Tax-Free Income Trust (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and personal income taxes, consistent with the preservation of capital.

In May 2013, the Fund’s Board of Trustees (Board) approved changing the Fund’s fiscal year-end from February 28 to August 31, effective Aug. 31, 2013.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

1. Significant Accounting Policies (continued)

the Fund’s tax positions taken for all open federal income tax years (Feb. 28, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting  –  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates  –  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, the Fund earned $86 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.64% of the Fund’s average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, the Fund was charged $11,504 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend and disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amount charged by DSC was $52,534. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 1.00% of the average daily net assets of the Class B and C shares. Effective Oct. 1, 2013, the Class A shares’ distribution and service fees have been revised to reflect a permanent reduction in their fees to 0.25%. Prior to Oct. 1, 2013, the Fund paid an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based upon the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. DDLP has contracted to waive distribution and service fees of Class B shares from exceeding 0.25% of average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.** Institutional Class shares pay no distribution and service expenses.

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Fund. For the six months ended Feb. 28, 2014, the Fund was charged $7,279 for internal legal, tax and regulatory reporting services provided by DMC and/ or its affiliates’ employees.

For the six months ended Feb. 28, 2014, DDLP earned $11,730 for commissions on sales of the Fund’s Class A shares. For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Class A	$9,083
Class C	1,807

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*	The contractual waiver period is June 28, 2012 through Dec. 29, 2014.
**	The contractual waiver period is July 1, 2013 through Dec. 29, 2014.

3. Investments

For the six months ended Feb. 28, 2014, the Fund made purchases of $21,704,836 and sales of $43,673,883 of investment securities other than short-term investments.

At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$450,176,685

Aggregate unrealized appreciation	26,961,632
Aggregate unrealized depreciation	(4,809,315)

Net unrealized appreciation	$22,152,317

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,051,189	$354,552

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

Level 2
Municipal Bonds	$472,329,002

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 2/28/14	3/1/13 to 8/31/13	Year ended 2/28/13
Shares sold:
Class A	1,981,763	3,406,985	4,692,415
Class B	—	—	44
Class C	123,275	350,916	1,751,148
Institutional Class	14,215	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	902,200	972,284	1,773,723
Class B	1,285	1,464	4,222
Class C	57,285	63,311	97,444
Institutional Class	3	—	—

	3,080,026	4,794,960	8,318,996

Shares redeemed:
Class A	(5,785,312)	(7,045,470)	(5,630,266)
Class B	(24,350)	(25,971)	(79,640)
Class C	(618,727)	(824,988)	(448,225)
Institutional Class	(1)	—	—

	(6,428,390)	(7,896,429)	(6,158,131)

Net increase (decrease)	(3,348,364)	(3,101,469)	2,160,865

For the six months ended Feb. 28, 2014, the period of March 1, 2013 to Aug. 31, 2013, and year ended Feb. 28, 2013, 3,950 Class B shares were converted to 3,950 Class A shares valued at $30,334, 36,324 Class B shares were converted to 36,343 Class A shares valued at $301,169, and 36,337 Class B shares were converted to 36,353 Class A shares valued at $300,751, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Fund had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities mainly in Pennsylvania, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, Guam, and the U.S. Virgin Islands, whose bonds are also generally free from Pennsylvania state personal income tax.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Feb. 28, 2014, 7.12% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

6. Geographic, Credit, and Market Risk (continued)

premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Financial Services LLC, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® STATE TAX-FREE INCOME TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2014